Unaudited Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 41,888,184	$ 59,879,596
Receivables, trade	16,444,735	4,985,900
Working capital advances	1,475,000	500,000
Prepayments	1,160,328	683,762
Advances and deposits	4,427,949	3,052,992
Other receivables	350,058	636,464
Inventories	4,228,606	2,486,340
Total current assets	69,974,860	72,225,054
Non-current assets
Vessels and equipment, net of accumulated depreciation of $46.2m (2014:$35.6m)	570,254,669	371,618,023
Deferred dry dock expenditure, net of accumulated amortization of $5.1m (2014: $3.9m)	4,089,484	4,229,617
Vessels under construction	51,982,986	113,985,986
Other non-current assets, net of accumulated depreciation of $0.2m (2014; $0.2m)	164,195	156,311
Deferred finance charges, net of accumulated amortization of $2.3m (2014; $1.6m)	9,230,390	8,625,882
Total non-current assets	635,721,724	498,615,819
TOTAL ASSETS	705,696,584	570,840,873
Current liabilities
Payables, trade	9,959,103	7,038,621
Charter revenue received in advance	2,586,109	1,542,863
Other payables	419,070	648,105
Accrued interest on loans	1,308,795	882,594
Current portion of long-term debt	26,592,598	19,394,928
Current portion of capital lease obligations	1,779,526	1,702,981
Total current liabilities	42,645,201	31,210,092
Non-current liabilities
Non-current portion of long-term debt	300,339,372	185,333,340
Non-current portion of capital lease obligations	26,201,233	27,097,348
Total non-current liabilities	326,540,605	212,430,688
Equity
Share capital ($0.01 par value, 250,000,000 shares authorised, 26,165,885 issued and 26,046,485 outstanding at June 30, 2015, and 26,100,000 issued and 25,980,600 outstanding at December 31, 2014)	261,659	261,000
Additional paid in capital	335,404,721	339,082,131
Treasury Stock	(1,278,546)	(1,278,546)
Accumulated surplus/(deficit)	2,122,944	(10,864,492)
Total equity	336,510,778	327,200,093
TOTAL LIABILITIES AND EQUITY	$ 705,696,584	$ 570,840,873